Commitments and Contingencies - Maturity (Details)	Dec. 31, 2025 USD ($)
Future contractual obligations
2026	$ 186,017
2027	189,117
2028	167,416
2029	46,000
2030	46,000
Total	634,550
Research and Development
Future contractual obligations
2026	46,000
2027	46,000
2028	46,000
2029	46,000
2030	46,000
Total	230,000
Leases
Future contractual obligations
2026	140,017
2027	143,117
2028	121,416
Total	$ 404,550